Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME [Abstract]
Revenue	$ 313,396	$ 264,877	$ 202,397
Time charter and voyage expenses	(4,492)	(5,187)	(6,762)
Direct vessel expenses	(1,532)	(1,979)	(3,096)
Management fees (entirely through related party transactions)	(95,336)	(95,827)	(71,392)
General and administrative expenses	(15,532)	(14,588)	(7,017)
Depreciation and amortization	(57,623)	(67,718)	(63,880)
Loss on bond extinguishment	0	0	(33,973)
Interest income	1,683	720	315
Interest expenses and finance cost	(73,561)	(78,610)	(58,386)
Impairment loss	0	(11,690)	0
Gain/ (loss) on sale of vessels	5,771	22,599	(21,098)
Change in fair value of other assets	0	(1,188)	0
Equity in net earnings of affiliated companies	18,436	2,000	0
Other income	41	280	4,787
Other expense	(1,514)	(642)	(487)
Net income/ (loss)	89,737	13,047	(58,592)
Other comprehensive loss
Dividend declared on preferred shares Series B	(78)	(108)	(108)
Dividend declared on preferred shares Series D	(281)	(642)	(91)
Dividend declared on restricted shares	(245)	(385)	(105)
Undistributed (income)/ loss attributable to Series C participating preferred shares	(4,337)	(541)	3,206
Net income/ (loss) attributable to common stockholders, basic	84,796	11,371	(55,690)
Dividend declared on preferred shares Series B	78	0	0
Dividend declared on preferred shares Series D	281	0	0
Dividend declared on restricted shares	245	0	0
Undistributed income attributable to Series C participating preferred shares	0	541	0
Net income/ (loss) attributable to common stockholders, diluted	$ 85,400	$ 11,912	$ (55,690)
Net earnings/ (loss) per share, basic	$ 0.57	$ 0.08	$ (0.57)
Weighted average number of shares, basic	150,025,086	147,606,448	98,085,189
Net earnings/ (loss) per share, diluted	$ 0.56	$ 0.08	$ (0.57)
Weighted average number of shares, diluted	153,300,395	156,482,448	98,085,189